SCHEDULE OF BREAKOUT OF OPERATING LEASES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Operating lease right-of-use assets	$ 19,737	$ 3,315
Short-term operating lease liabilities	2,926	1,288
Long-term operating lease liabilities	22,588	2,234
Total operating lease liabilities	$ 25,514	$ 3,522
Weighted average remaining lease term	8 years 5 months 15 days	2 years 7 months 6 days
Weighted average discount rate	7.86%	5.20%